Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Preparation and Significant Accounting Policies	Basis of Presentation and Significant Accounting Policies
The consolidated financial statements of Aspen Holdings are prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and are presented on a consolidated basis including the transactions of all operating subsidiaries in which the Company has a controlling financial interest and variable interest entities (“VIE”) in which the Company is considered to be the primary beneficiary. Transactions between Aspen Holdings and its subsidiaries are eliminated within the consolidated financial statements.
The consolidated financial statements have been prepared on a going concern basis.
To facilitate comparison of information across periods, certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.
(a)Use of Estimates
Assumptions and estimates made by management have a significant effect on the amounts reported within the consolidated financial statements. The most significant of these relate to losses and loss adjustment expenses, reinsurance recoverables, gross written premiums and commissions which have not been reported to the Company such as those relating to proportional treaty reinsurance contracts, unrecognized tax benefits, recoverability of deferred tax assets, the fair value of derivatives and the fair value of other and privately-held investments. All material assumptions and estimates are regularly reviewed and adjustments made as necessary but actual results could be significantly different from those expected when the assumptions or estimates were made.
(b)Accounting for Insurance and Reinsurance Operations
Premiums Earned. Premiums are generally recorded as written on the inception date of a policy. For proportional reinsurance treaty contracts, written premiums are generally recorded as the reinsured policies attach to the treaty. For multi-year insurance or reinsurance contracts, written premiums are recorded based on the contract terms. Premiums are recognized as revenues proportionately over the coverage period. Premiums earned are recorded in the consolidated statements of operations, net of the cost of purchased reinsurance. Premiums written which are not yet recognized as earned premium are recorded in the consolidated balance sheet as unearned premiums. Written and earned premiums and the related costs include estimates for premiums which have not been finally determined. These relate mainly to contractual provisions for the payment of adjustment or additional premiums, premiums payable under proportional treaties and delegated underwriting authorities, and reinstatement premiums.
Adjustment and additional premiums are premiums charged which relate to experience during the policy term. The proportion of adjustable premiums included in the premium estimates varies between business lines with the largest adjustment premiums being in property and casualty reinsurance, marine, aviation and energy insurance and the smallest in property and casualty insurance.
Premiums under proportional treaty contracts and delegated underwriting authorities are generally not reported to the Company until after the reinsurance coverage is in force. As a result, an estimate of these “pipeline” premiums is recorded. The Company estimates pipeline premiums based on projections of ultimate premium taking into account reported premiums and expected development patterns.
Reinstatement premiums on assumed excess of loss reinsurance contracts are provided based on experience under such contracts. Reinstatement premiums are the premiums charged for the restoration of the reinsurance limit of an excess of loss contract to its full amount after payment by the reinsurer of losses as a result of an occurrence. The original premiums are recognized as revenue in full at the date of loss, with the reinstatement premiums recognized as revenue over the remaining cover term. Reinstatement premiums provide future insurance cover for the remainder of the initial policy term. An allowance for uncollectible premiums is established for possible non-payment of premium receivables, as deemed necessary.
Credit Losses on Underwriting Premiums Receivable. Underwriting premium receivable balances are reported net of an allowance for expected credit losses. The allowance, based on ongoing review and monitoring of amounts outstanding, historical loss data, including write-offs and other current economic factors, is charged to net income in the period the receivable is recorded and revised in subsequent periods to reflect changes in the Company’s estimate of expected credit losses. For most insurance policies, credit risk is partially mitigated by the Company’s ability to cancel the policy if the policyholder does not pay the premium whereby, upon default, policy liabilities would be written-down along with premium receivables.
Losses and Loss Adjustment Expenses. Losses represent the amount paid or expected to be paid to claimants in respect of events that have occurred on or before the balance sheet date. The costs of investigating, resolving and processing these claims are known as loss adjustment expenses (“LAE”). The consolidated statements of operations records these losses net of reinsurance, meaning that gross losses and loss adjustment expenses incurred are reduced by the amounts recovered or expected to be recovered under reinsurance contracts.
Reinsurance. Written premiums, earned premiums, incurred claims, LAE and the acquisition costs all reflect the net effect of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the Company’s acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance arises from contracts under which other insurance companies agree to share certain risks with the Company.
Reinsurance accounting is followed when there is significant timing risk, underwriting risk and transfer risk, and a reasonable possibility of significant loss.
Outward reinsurance premiums, which are paid when the Company purchases reinsurance or retrocessional coverage, are accounted for using the same accounting methodology as the Company uses for inwards premiums. Premiums payable under reinsurance contracts that operate on a “losses occurring during” basis are expensed over the period of coverage while those arising from “risks attaching during” policies are expensed over the earnings period of the underlying premiums written from the reinsured business. Adjustment premiums and reinstatement premiums in relation to outward reinsurance are accrued when it is determined that the ultimate losses will trigger a payment and recognized within premiums payable. Reinsurance and retrocession does not isolate the ceding company from its obligations to policyholders. In the event that a reinsurer or retrocessionaire fails to meet its obligations, the ceding company’s obligations remain.
Accounting for Retroactive Reinsurance Agreements. Retroactive reinsurance agreements are reinsurance agreements under which a reinsurer agrees to reimburse the Company as a result of past insurable events. For retroactive reinsurance purchased by the Company, the excess of the amounts ultimately collectible under the agreement over the consideration paid is recognized as a deferred gain liability which is amortized into income over the settlement period of the ceded reserves once the paid losses have exceeded the minimum retention. The amount of the deferral is recalculated each period based on actual loss payments and updated estimates of ultimate losses. If the consideration paid exceeds the ultimate losses collectible under the agreement, the net loss on the retroactive reinsurance agreement is recognized within income immediately.
Premiums payable for retroactive reinsurance coverage and meeting the conditions of reinsurance accounting are reported as reinsurance recoverables to the extent that those amounts do not exceed recorded liabilities relating to underlying reinsurance contracts. Premiums paid in excess of accounts receivable are charged to income.
Reserves. Insurance reserves are established for the total unpaid cost of claims and LAE in respect of events that have occurred by the balance sheet date, including the Company’s estimates of the total cost of claims incurred but not yet reported (“IBNR”). Claim reserves are reduced for estimated amounts of salvage and subrogation recoveries. Estimated amounts recoverable from reinsurers on unpaid losses and LAE are reflected as assets.
For reported claims, reserves are established on a case-by-case basis within the parameters of coverage provided in the insurance policy or reinsurance agreement. For IBNR claims, reserves are estimated using a number of established actuarial methods to establish a range of estimates from which a management best estimate is selected. Both case and IBNR reserve estimates consider variables such as past loss experience, changes in legislative conditions, changes in judicial interpretation of legal liability, policy coverages and inflation.
As many of the coverages underwritten involve claims that may not be ultimately settled for many years after they are incurred, subjective judgments as to the ultimate exposure to losses are an integral and necessary component of the loss reserving process. The Company regularly reviews its reserves, using a variety of statistical and actuarial techniques to analyze current claims costs, frequency and severity data, and prevailing economic, social and legal factors. Reserves established in prior periods are adjusted as claim experience develops and new information becomes available. Adjustments to previously estimated reserves are reflected in the financial results of the period in which the adjustments are made.
The process of estimating required reserves does, by its very nature, involve considerable uncertainty. The level of uncertainty can be influenced by factors such as the existence of coverage with long duration payment patterns and changes in claims handling practices, as well as the factors noted above. Ultimate actual payments for claims and LAE could turn out to be significantly different from the Company’s estimates.
Credit Losses on Reinsurance Recoverables. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability with the reinsured business. The Company maintains credit risk if a reinsurer is unable to pay recoverables when they become due. To manage this risk, the Company evaluates the financial condition of its reinsurers and retrocessionaires, and monitors concentration of credit risk to minimize its exposure to significant losses from individual reinsurers. To further reduce credit exposure on reinsurance recoverables, the Company has received collateral, including letters of credit and trust accounts, from certain reinsurers. Following the adoption of ASC 326, an allowance is established for expected credit losses to be recognized over the life of the reinsurance recoverable. The allowance considers the current financial strength of the individual reinsurer and the amount of collateral held.
Acquisition Costs. The costs directly related to writing a (re)insurance policy are referred to as acquisition expenses and include commissions, premium taxes and profit commissions. With the exception of profit commissions, these expenses are incurred when a policy is issued, and only the costs directly related to the successful acquisition of new and renewal insurance and reinsurance contracts are deferred and amortized over the same period as the corresponding premiums are recorded as revenues. Profit commissions are estimated and accrued based on the related performance criteria evaluated at the balance sheet date, with subsequent changes to those estimates recognized when they occur. Commissions received related to reinsurance premiums ceded are netted against broker commissions in determining acquisition costs eligible for deferral.
On a regular basis a premium deficiency analysis is performed of the deferred acquisition costs in relation to the expected recognition of revenues, including anticipated investment income, and adjustments, if any, are reflected as period costs. Should the analysis indicate that the acquisition costs are unrecoverable, further analyses are performed to determine if a reserve is required to provide for losses which may exceed the related unearned premium.
General and Administrative Expenses. These costs represent the expenses incurred in running the business and include, but are not limited to compensation costs for employees, rental costs, IT development and professional and consultancy fees. General and administrative costs directly attributable to the successful acquisition of business are deferred and amortized over the same period as the corresponding premiums are recorded as revenues. When reporting the results for its business segments, the Company includes expenses which are directly attributable to the segment plus an allocation of central administrative costs.
Corporate Expenses. Corporate expenses are not allocated to the Company’s business segments as they typically do not fluctuate with the levels of premium written and are related to the Company’s operations which include group executive costs, group finance costs, group legal and actuarial costs and certain strategic and other costs.
(c)Accounting for Investments, Cash and Cash Equivalents
Fixed Income Securities. The fixed income securities portfolio comprises securities issued by governments and government agencies, corporate bonds, mortgage and other asset-backed securities and bank loans. Investments in fixed income securities are classified as available for sale or trading and are reported at estimated fair value in the consolidated balance sheet. Investment transactions are recorded on the trade date with balances pending settlement reflected in the consolidated balance sheet under receivables for securities sold and other payables for securities purchased, respectively. Fair values are based on quoted market prices and other data provided by third-party pricing services.
Short-term Investments. Short-term investments primarily comprise highly liquid debt securities with a maturity greater than three months but less than one year from the date of purchase and are held as part of the investment portfolio of the Company. Short-term investments are classified as either trading or available for sale and reported at estimated fair value.
Catastrophe Bonds. Investments in catastrophe bonds are classified as trading and are reported on the consolidated balance sheet at estimated fair value. The fair values are based on independent broker-dealer quotes.
Privately-held Investments. The Company’s privately-held investments primarily comprise commercial mortgage loans, middle market loans and other private debt, asset-backed securities and global corporate securities. These investments are classified as trading or available for sale and are reported on the consolidated balance sheet at estimated fair value. Privately-held investments are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are primarily determined using discounted cash flow models. Interest income is accrued on the principal amount of the loan based on its contractual interest rate subject to it being probable that we will receive interest on that particular underlying loan. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income on the consolidated statements of income.
Other Investments, Equity Method. Other investments represent the Company’s investments that are recorded using the equity method of accounting. Adjustments to the fair value of these investments are made based on the net asset value of the investment.
Other Investments. Other investments represent the Company’s investments in investment funds that are reported at fair value. Adjustments to the fair value are made based on the net asset value of the investment.
Cash and Cash Equivalents. Cash and cash equivalents are reported at fair value. Cash and cash equivalents comprise cash on hand, deposits held on call with banks and other short-term highly liquid investments due to mature within three months from the date of purchase and which are subject to insignificant risk of change in fair value.
Gains and Losses. Realized gains or losses on the sale of investments are determined on the basis of the first in first out cost method and are recorded in revenue or expenses respectively. Unrealized gains and losses represent the difference between the cost, or the cost as adjusted by amortization of any difference between its cost and its redemption value (“amortized cost”), of the security and its fair value at the reporting date and are included within other comprehensive income for securities classified as available for sale and in realized and unrealized investment gains or losses in the consolidated statement of operations for securities classified as trading.
Credit Losses on Available for Sale Debt Securities. An allowance account for credit losses is recognized for available for sale debt securities based on a review of individual securities. Write-offs are recorded when amounts are deemed uncollectible, or Aspen intends to sell (or more likely than not will be required to sell) the debt security before recovery of the amortized cost basis. The amortized cost basis will be written down to the debt securities fair value through earnings. Credit losses are limited to the difference between the debt securities amortized cost basis and fair value (‘fair-value floor’). Any decline in the debt securities fair value below the amortized cost basis that is not a result of a credit loss is recorded through other comprehensive income, net of applicable taxes. The allowance for credit losses of a security may be increased or reversed upon a change in credit position with the change reflected in net income.
The credit loss models employ a discounted cash flow approach to evaluate whether a credit loss exists at the individual security level and are reviewed at each reporting period. This analysis excludes investments in U.S. Government / Agency bonds and U.S. Government Agency mortgage-backed securities due to being of ‘high credit quality’ based on the absence of risk. For any available for sale debt securities that were initially purchased with credit deterioration (PCD), the amortized cost basis shall be considered to be the purchase price, plus any allowance for credit losses. Estimated credit losses shall be discounted at the rate that equates the present value of the purchaser’s estimate of the security’s future cash flows with the purchase price of the asset.
Net Investment Income. Investment income includes amounts received and accrued in respect of periodic interest (“coupons”) payable to the Company by the issuer of fixed income securities, equity dividends and interest credited on cash and cash equivalents. It also includes amortization of premium and accretion of discount in respect of fixed income securities. Investment income also includes changes in fair value from investments in real estate funds. Investment management and custody fees are charged against net investment income reported in the consolidated statement of operations.
(d)Accounting for Derivative Financial Instruments
The Company enters into derivative instruments to manage certain market risks, such as forward exchange contracts used to reduce foreign currency risk relative to the U.S. dollar. The Company records derivative instruments at fair value on the Company’s consolidated balance sheet as either assets or liabilities, depending on their rights and obligations.
The accounting for the gain or loss due to the changes in the fair value of these instruments is dependent on whether the derivative qualifies as a hedge. If the derivative does not qualify as a hedge, the gains or losses are reported in the consolidated statement of operations when they occur and classified within Change in fair value of derivatives. If the derivative qualifies as a hedge, the accounting treatment varies based on the type of risk being hedged. There are two primary types of hedging relationships that may be used for accounting purposes: fair value hedge and cash flow hedge. A fair value hedge is designed to offset changes in the fair value of an underlying asset or liability, and the gain or loss from the hedging instrument offsets the change in fair value of the underlying asset or liability. Under fair value hedge accounting, both the gain or loss from the underlying asset or liability and the gain or loss from the hedging instrument are recognized in earnings in the same period. In contrast, a cash flow hedge is designed to offset changes in cash flows of an underlying asset or liability. The gain or loss from the hedging instrument is initially recognized in other comprehensive income. As the contracts settle, the realized gain or loss is reclassified from other comprehensive income into the consolidated statement of operations.
The loss portfolio transfer contract includes a funds withheld arrangement that provides a variable interest expense based on Aspen’s investment performance. As a result, this funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative. Since the economic characteristics and risks of an embedded derivative feature are not clearly and closely related to the economic characteristics and risks of the host contract, the embedded derivative is bifurcated and accounted for separately at fair value. The Company records subsequent changes in the embedded derivative fair value in the consolidated statement of operations.
(e)Accounting for Intangible Assets
Intangible assets are held in the consolidated balance sheet at cost less amortization and impairment. Amortization applies on a straight-line basis in respect of assets having a finite estimated useful economic life. Finite intangibles are assessed on an annual basis for impairment, or more frequently where circumstances indicate the carrying value may not be recoverable. For intangible assets considered to have an indefinite life, the Company performs a qualitative assessment annually to determine whether it is more likely than not that an intangible asset is impaired. Goodwill is assessed annually for impairment or more frequently if circumstances indicate an impairment may have occurred.
(f)Accounting for Office Properties and Equipment
Office properties and equipment are reported at cost less accumulated depreciation. These assets are depreciated on a straight-line basis over the estimated useful lives of the assets. Computer equipment is depreciated between three and five years, furniture and fittings are depreciated over four years and leasehold improvements are depreciated over the lesser of 15 years or the lease term.
IT development costs that are directly associated with the development of identifiable and unique software products and that are anticipated to generate economic benefits exceeding costs beyond one year, are recognized within office properties and equipment. Costs include external consultants’ fees, certain qualifying internal staff costs and other costs incurred to develop software programs. Software is depreciated over their estimated useful life, between three and five years, on a straight-line basis and is subject to impairment testing annually. Depreciation commences when the asset becomes operational. Other non-qualifying costs are expensed as incurred.
(g)Accounting for Leases
In the ordinary course of the business, the Company renews and enters into new leases for office real estate and other assets. At the lease inception date, the Company determines whether a contract contains a lease and recognizes operating lease Right-of-use assets and operating lease liabilities based on the present value of future minimum lease payments. As our leases do not provide an implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement date to determine the present value of future payments. For all office real estate leases, rent incentives, including reduced-rent and rent free periods and contractually agreed rent increases during the lease term, have been included when determining the present value of future cash flows.
Right-of-use operating lease assets are reported at cost less accumulated depreciation on the consolidated balance sheet and depreciated over the lease term. The Company does not record office property and equipment leases with an initial term of 12 months or less (short-term) in the Company's consolidated balance sheets. Such short-term leases are expensed through the consolidated statement of operations.
Right-of-use operating lease assets are tested for impairments whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of an asset is impaired, it is reduced to the recoverable amount by an immediate charge to the income statement. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.
(h)Accounting for Foreign Currencies Translation
The functional currency of the Company and its subsidiaries is the U.S. Dollar, which is also the Company’s reporting currency. Transactions in currencies other than the functional currency are measured at the exchange rate prevailing at the date of the transaction.
Monetary assets and liabilities denominated in non-functional currencies are remeasured at the exchange rate prevailing at the balance sheet date and any resulting foreign exchange gains or losses are reflected in the consolidated statement of operations. Foreign exchange gains or losses related to available for sale investments denominated in non-functional currencies are included within other comprehensive income. Non-monetary assets and liabilities are remeasured to functional currency at historic exchange rates.
(i)Accounting for Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. When the Company does not believe that, on the basis of available information, it is more likely than not that deferred tax assets will be fully recovered, it recognizes a valuation allowance against its deferred tax assets to reduce the deferred tax assets to the amount more likely than not to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Furthermore, a tax benefit from a tax position may be recognized in the financial statements only if it is more-likely-than-not that the position is sustainable, based solely on its technical merits and consideration of the relevant tax authority’s widely understood administrative practices and precedents.
The Company applies a portfolio approach to release the income tax effects in accumulated other comprehensive income. Under this approach, the income tax effects upon the sale of an available for sale debt security, settlement of hedged transactions and upon foreign currency translation adjustments for each period, are determined under the intraperiod tax allocation approach. Any tax effects remaining in accumulated other comprehensive income are only released when the entire portfolio is liquidated, sold or extinguished.
(j)Accounting for Preference Shares
The Company had at the balance sheet date in issue three classes of preference shares. The Company has no obligation to pay interest on these securities but they carry entitlements to dividends payable at the discretion of the Board of Directors. In the event of non-payment of dividends for six consecutive periods, holders of preference shares have director appointment rights. The preference shares are therefore accounted for as equity instruments and included within total shareholders’ equity.
(k)Accounting for Share-Based Payments and Long-Term Incentive Plans
The Company operates an employee long-term incentive plan, comprised of Performance Units and Exit Units, the terms and conditions of which are described in Note 17. The Company applies a fair-value based measurement method in calculating the compensation costs of Performance Units which are recognized on a straight-line basis over the vesting period.
Certain employees of the Company participate in a Management Equity Plan (“MEP”), comprising stock options to acquire non-voting shares in a related party affiliate of the Company, at no cost to the employee. The terms and conditions of the MEP are described in Note 17. The Company recognizes compensation costs for these awards with performance conditions if, and when, the Company concludes that it is probable that the performance condition(s) will be achieved, over the requisite service period. The Company reviews and evaluates these estimates regularly and will recognise any remaining unrecognised compensation expense as an estimate revision. The stock options vest upon a number of performance conditions; an exit or liquidity event occurring; a two-year cumulative operating income hurdle being achieved over the vesting period; and certain other contractual terms being achieved. The Company applies fair-value based measurement principles to determine grant date values for the stock options. The Company has made an entity-wide accounting election to account for award forfeitures as they occur.
(l)Accounting for Business Combinations
The Company accounts for a transaction as a business combination where the assets acquired and liabilities assumed following a transaction constitute a business. An acquired entity must have inputs and processes that make it capable of generating a return or economic benefit to be considered a business. If the assets acquired are not a business, the Company accounts the transaction as an asset acquisition. The Company recognizes and measures at fair value 100 percent of the assets and liabilities of any acquired business. Goodwill is recognized and measured as the difference between the consideration paid or payable less the fair value of assets acquired.
The Company accounts for the disposal of subsidiary undertakings when it ceases to control the subsidiary’s assets and liabilities or the group of assets. A gain or loss is recognized and measured as the difference between the fair value of consideration received or receivable and the value of assets, liabilities and equity components de-recognized, related to that subsidiary or group of assets when deconsolidated.
Costs that are directly related to a business combination transaction are expensed in the periods in which the costs are incurred and the services are received.
(m)Accounting Pronouncements
Accounting Pronouncements Not Yet Adopted
Segment Reporting
In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures”. This update improves the disclosures about a public entity’s reportable segments and addresses requests from investors for additional, more detailed information about a reportable segment’s expenses. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As this guidance relates solely to financial statement disclosures, the adoption of ASU 2023-07 will have no impact upon the Company’s results of operations, financial condition, or liquidity.
Income Taxes
In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. The amendments in this Update provide additional transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments to this Update are effective for annual periods beginning after December 15, 2024. As this guidance relates solely to financial statement disclosures, the adoption of ASU 2023-09 will have no impact upon the Company’s results of operations, financial condition, or liquidity.
Other accounting pronouncements were issued during the year ended December 31, 2023 which were either not applicable to the Company or did not impact the Company’s consolidated financial statements.